Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented information
Schedule of segment information based on geographical area.

	2023
	Canada	Mexico	USA	Total
	$	$	$	$
Other assets (non-current)	15,794	20,728	8,106	44,628
Mining interest	391,324	21,432	38,939	451,695
Property, plant and equipment	61,012	13,479	22,794	97,285
Exploration and evaluation assets	3,747	—	66,388	70,135
Total non-current assets	471,877	55,639	136,227	663,743

	2022
	Canada	Mexico	USA	Total
	$	$	$	$
Other assets (non-current)	16,252	17,485	3,257	36,994
Mining interest	372,061	16,822	191,596	580,479
Property, plant and equipment	63,655	21,688	26,353	111,696
Exploration and evaluation assets	3,653	—	51,473	55,126
Total non-current assets	455,621	55,995	272,679	784,295

	Canada	Mexico	USA	Total
	$	$	$	$
For the year ended December 31, 2023
Revenues	7,896	8,814	14,915	31,625
Cost of Sales	(7,695)	(9,983)	(14,614)	(32,292)
Other operating costs	(23,547)	(4,836)	(177)	(28,560)
General and administrative expenses	(29,701)	(2,040)	(8,329)	(40,070)
Exploration and evaluation	(1,567)	(202)	—	(1,769)
Impairment of assets	—	5,278	(143,649)	(138,371)
Operating loss	(54,614)	(2,969)	(151,854)	(209,437)

For the year ended December 31, 2022
Revenues	21,648	19,620	22,778	64,046
Cost of Sales	(21,648)	(19,620)	(15,375)	(56,643)
Other operating costs	(52,914)	(11,423)	(18)	(64,355)
General and administrative expenses	(31,297)	(2,829)	(2,711)	(36,837)
Exploration and evaluation	(515)	—	—	(515)
Impairment of assets	(59,000)	(81,000)	—	(140,000)
Operating income (loss)	(143,726)	(95,252)	4,674	(234,304)